Financial Assets & Liabilities - Fair Value Measurements (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Financial assets and financial liabilities measured at fair value on a recurring basis:
Debt securities - current	$ 373	$ 852
Foreign Exchange Call Option
Financial assets and financial liabilities measured at fair value on a recurring basis:
Derivatives not designated as hedging - Assets	62
Fair Value, Recurring
Financial assets and financial liabilities measured at fair value on a recurring basis:
Cash equivalents	7,699	4,018
Total assets	8,446	5,179
Total liabilities	593	1,034
Fair Value, Recurring | Prepaid Expenses and Other Current Assets
Financial assets and financial liabilities measured at fair value on a recurring basis:
Derivative assets	304	271
Fair Value, Recurring | Other Noncurrent Assets
Financial assets and financial liabilities measured at fair value on a recurring basis:
Derivative assets	37	7
Fair Value, Recurring | Other Current Liabilities
Financial assets and financial liabilities measured at fair value on a recurring basis:
Derivative liabilities	294	546
Fair Value, Recurring | Other Noncurrent Liabilities
Financial assets and financial liabilities measured at fair value on a recurring basis:
Derivative liabilities	299	488
Fair Value, Recurring | Level 1
Financial assets and financial liabilities measured at fair value on a recurring basis:
Equity investments	25	0
Fair Value, Recurring | Level 1 | Money market funds
Financial assets and financial liabilities measured at fair value on a recurring basis:
Cash equivalents	494	306
Fair Value, Recurring | Level 2
Financial assets and financial liabilities measured at fair value on a recurring basis:
Debt securities - current	373	852
Fair Value, Recurring | Level 2 | Interest rate contracts
Financial assets and financial liabilities measured at fair value on a recurring basis:
Derivatives designated as hedging - Assets	2	3
Derivatives designated as hedging - Liabilities	299	336
Fair Value, Recurring | Level 2 | Foreign exchange contracts
Financial assets and financial liabilities measured at fair value on a recurring basis:
Derivatives designated as hedging - Assets	131	184
Derivatives designated as hedging - Liabilities	275	674
Derivatives not designated as hedging - Assets	115	42
Derivatives not designated as hedging - Liabilities	19	16
Fair Value, Recurring | Level 2 | Equity contracts
Financial assets and financial liabilities measured at fair value on a recurring basis:
Derivatives not designated as hedging - Assets	93	49
Derivatives not designated as hedging - Liabilities	0	8
Fair Value, Recurring | Level 2 | Time deposits and certificates of deposit
Financial assets and financial liabilities measured at fair value on a recurring basis:
Cash equivalents	7,206	3,712
Fair Value, Recurring | Level 2 And 3
Financial assets and financial liabilities measured at fair value on a recurring basis:
Debt securities - noncurrent	$ 8	$ 31